Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Cash and securities pledged in the form of margin deposits	$ 60
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	178,900	$ 193,100
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 75,000